Accounts Receivable	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net [Abstract]
ACCOUNTS RECEIVABLE

5. ACCOUNTS RECEIVABLE

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Accounts receivable	309,465	434,720	66,624
Allowance for doubtful accounts	(4,770)	(12,496)	(1,915)
Accounts receivable, net	304,695	422,224	64,709

The movements in the allowance for doubtful accounts were as follows:

	2019	2020	2020
	RMB	RMB	US$
Balance at beginning of the year	98	4,770	731
Provisions	4,710	7,726	1,184
Write-offs	(38)	—	—
Balance at end of the year	4,770	12,496	1,915